UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	November 30
Date of reporting period:	November 30, 2023

Kingsbarn Tactical Bond ETF

ITEM 1(a). REPORT TO STOCKHOLDERS.

ANNUAL REPORT

For the Year Ended November 30, 2023

Kingsbarn Tactical Bond ETF

(KDRN)

KINGSBARN TACTICAL BOND ETF

Important Disclosure Statement

The Kingsbarn Tactical Bond ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus or prospectus containing this and other important information, please call 866-788-7878. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kingsbarn Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of November 30, 2023 and are subject to change at any time. For most recent information, please call 866-788-7878.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Shareholder LetterNovember 30, 2023

The performance of bond portfolios over the past 12 months was intricately linked to the prevailing interest rate environment and the Federal Reserve’s policy decisions. The Kingsbarn Tactical Bond ETF (“KDRN”) successfully navigated this challenging environment, adjusting portfolio exposures in response to interest rate expectations. Over the past year, KDRN gained +5.69% versus a Bloomberg US Aggregate Bond Index1 return of +1.52% representing +4.17% of excess return.

KDRN’s core bond portfolio is invested in multiple liquid, cost-effective ETFs that in aggregate have similar characteristics to the Bloomberg Aggregate Bond Index in terms of duration and credit quality. Small portfolio adjustments were made to the core portfolio throughout the year. In March we re-allocated 15% of the portfolio away from Investment Grade Bonds into High Yield and TIPS (Treasury Inflation-Protected Securities) based on a stronger economic backdrop and the market’s low long-term inflation expectations. This allocation proved fruitful as economic activity and labor growth remained strong powering a credit spread narrowing benefiting credit sectors. We exited our tactical high yield bond position in June, eventually re-allocating portfolio exposure into mortgage-backed bonds and short-term Treasury exposure. These adjustments were initiated based on our view of a potential market reversal of historically low credit spreads and continued inflationary pressures. In aggregate, these tactical bond allocations resulted in -0.9% of performance alpha2 over the last 12 months.

In addition to KDRN’s core bond ETF holdings, KDRN employs an active duration3 management strategy which relies on forecasting the movement of future interest rates and modifying the portfolio’s interest rate sensitivity based upon this forecast. This strategy involves altering the duration of the core bond portfolio to preserve value when an increase in interest rates is anticipated and increase portfolio value when interest rates are expected to decline. We use liquid, exchange-traded 10 Year Treasury futures to adjust portfolio duration leaving core ETF holdings intact. Over the course of the year, our management of duration provided +6.0% of performance alpha. We are especially pleased with this outperformance during a time of heightened market volatility and monetary policy uncertainty. As a result of this alpha generation, KDRN’s year-to-date and one-year returns put it in the top percentile rank of all 571 Intermediate-term Core Plus Bond Funds ranked by Morningstar.4

1The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

2Alpha is the excess return of the fund relative to the benchmark.

3The length of time to maturity/expiration date of the futures contract(s).

4Morningstar rankings are based on a fund’s average annual total return relative to all funds in the same Morningstar category. Fund performance used within the rankings reflects certain fee waivers, without which returns and Morningstar rankings would have been lower. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Shareholder Letter - continuedNovember 30, 2023

Interest rates continued to be the dominant factor driving fixed income markets over the course of the year. The movements of the 10-year U.S. Treasury yield can be characterized as highly volatile, ending the prior 12-month period almost at the same level as it started. The 10 Year Treasury yield saw significant fluctuations dipping to a low of 3.25% during the March banking crisis and escalated beyond 5% for the first time in 16 years. This volatility was indicative of changing market sentiment about the macro-economy and Fed policy. Initial fears about a recession were ultimately countered by a resilient economy and a strong labor market. Additionally, the Fed’s hawkish stance and rate hikes earlier in the year were followed by dovish Fed commentary and the potential for rate cuts in 2024. The market reaction to this “Fed Pivot” was swift with markets pricing in more than 150 basis points5 of rate cuts in 2024. In our view, the current forward rate curve is an overreaction which might present some interesting tactical opportunities in the coming months.

We believe KDRN is a distinct product in the fixed income market as we seek an active management approach to duration risk hoping to exploit interest rate volatility and maximize total returns for investors. It is our view that typical fixed income managers pay little attention to duration, seeing themselves primarily as bottom-up investors who specialize in sector and security selection. Funds who adopt a flexible and diversified fixed income strategy will be better positioned to mitigate risks and capitalize on opportunities in the evolving bond market. The ability to adapt to the changing interest rate landscape and interpret the Federal Reserve’s signals will remain essential for optimizing bond portfolios in the coming year.

All performance numbers for KDRN and benchmark are sourced through Bloomberg for the one-year period ended 11.30.2023.

5A basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Shareholder Letter - continuedNovember 30, 2023

Must be accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns.

Fund risks: When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment grade securities. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. To the extent the Fund invests in Underlying Bond Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.

Morningstar Intermediate-Term Core-Plus Bond Category: Funds invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index.

Kingsbarn Tactical Bond ETF is distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

GROWTH OF $10,000 INVESTMENT IN
THE KINGSBARN TACTICAL BOND ETF VS.
BLOOMBERG US AGGREGATE BOND INDEX (unaudited)
$10
$9
$8
Thousands
$9,366
$8,864
12/20/21
11/30/22
11/30/23
Past performance is not predictive of future performance.
Kingsbarn Tactical Bond ETF
Bloomberg US Aggregate Bond Index

	Total Return	Average Annual Return
	One Year Ended 11/30/23	Since Inception 12/20/2021 to 11/30/23
Kingsbarn Tactical Bond ETF - NAV	5.69%	-3.31%
Kingsbarn Tactical Bond ETF - Market Price	6.04%	-3.25%
Bloomberg US Aggregate Bond Index	1.52%	-6.01%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Portfolio Compositionas of November 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Exchange Traded Funds:
Ultra Short Bond	20.25%
Corporate	19.82%
Mortgage	19.75%
Government	19.52%
Inflation Protected	14.69%
	94.03%

Futures unrealized depreciation	(0.37%	)

See Notes to Financial Statements

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments
November 30, 2023

	Security Description	Shares	Value
94.03%	EXCHANGE TRADED FUNDS

19.82%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$223,209

19.52%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	220,074

19.75%	MORTGAGE
	iShares MBS ETF	2,450	222,582

14.69%	INFLATION PROTECTED
	iShares TIPS ETF	1,572	165,359

20.25%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	228,254

94.03%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,082,878)		1,059,478

94.03%	TOTAL INVESTMENTS
	(Cost: $1,082,878)		1,059,478
5.97%	Other assets, net of liabilities		67,212
100.00%	NET ASSETS		$1,126,690

Schedule of Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
8	10-Year US Treasury Note Futures	March 20, 2024	$882,531	$878,375	$(4,156)
(0.37%)	TOTAL FUTURES CONTRACTS		$882,531	$878,375	$(4,156)

See Notes to Financial Statements

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of Assets and LiabilitiesNovember 30, 2023

ASSETS
Investments at value (cost of $1,082,878) (Note 1)	$1,059,478
Cash	45,009
Cash at Broker	27,292
TOTAL ASSETS	1,131,779

LIABILITIES
Unrealized depreciation of open futures contracts	4,156
Accrued advisory fees	933
TOTAL LIABILITIES	5,089
NET ASSETS	$1,126,690

Net Assets Consist of:
Paid-in capital	$1,305,449
Distributable earnings (accumulated deficits)	(178,759)
Net Assets	$1,126,690

NET ASSET VALUE PER SHARE
Net Assets	$1,126,690
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$22.53

See Notes to Financial Statements

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of OperationsFor the year ended November 30, 2023

INVESTMENT INCOME
Dividend income	$41,160
Total investment income	41,160

EXPENSES
Advisory fees (Note 2)	13,939
Total expenses	13,939
Advisory fee waivers (Note 2)	(3,346)
Net expenses	10,593

Net investment income (loss)	30,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(145,769)
Net realized gain (loss) on futures contracts	33,136

Net realized gain (loss) on investments and futures contracts	(112,633)

Net change in unrealized appreciation (depreciation) of investments	115,897
Net change in unrealized appreciation (depreciation) on futures contracts	(2,258)

Net change in unrealized appreciation (depreciation) of investments and futures contracts	113,639

Net realized and unrealized gain (loss)	1,006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,573

(1)Included realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statements of Changes in Net Assets

	For the year ended November 30, 2023	For the period ended November 30, 2022*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$30,567	$36,447
Net realized gain (loss) on investments and futures contracts	(112,633)	(227,033)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and futures contracts	113,639	(141,194)
Increase (decrease) in net assets from operations	31,573	(331,780)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(25,778)	(35,744)
Decrease in net assets from distributions	(25,778)	(35,744)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,378,416	5,316,290
Shares redeemed	(3,348,348)	(3,857,939)
Increase (decrease) in net assets from capital stock transactions	30,068	1,458,351

NET ASSETS
Increase (decrease) during period	35,863	1,090,827
Beginning of period	1,090,827	—
End of period	$1,126,690	$1,090,827

*The Fund commenced operations on December 20, 2021.

See Notes to Financial Statements

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	For the year ended November 30, 2023	December 20, 2021* through November 30, 2022

Net asset value, beginning of period	$21.82	$25.00
Investment activities
Net investment income (loss)(1)	0.62	0.38
Net realized and unrealized gain (loss) on investments(2)	0.61	(3.22)
Total from investment activities	1.23	(2.84)
Distributions
Net investment income	(0.52)	(0.34)
Total distributions	(0.52)	(0.34)
Net asset value, end of period	$22.53	$21.82

Total Return(3)	5.69%	(11.28%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.25%	1.25%
Expenses, net of waiver (Note 2)	0.95%	0.95%
Net investment income (loss)	2.74%	1.76%
Portfolio turnover rate(5)	92.42%	66.77%
Net assets, end of period (000’s)	$1,127	$1,091

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*Commencement of Operations.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial StatementsNovember 30, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Kingsbarn Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

The following is a summary of the level of inputs used to value the Fund’s investments as of November 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$1,059,478	$—	$—	$1,059,478

Liabilities
Futures Contracts*	$(4,156)	$—	$—	$(4,156)

*Futures contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the year ended November 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at broker is held as collateral. As of November 30, 2023, $27,292 of the Fund’s cash was deposited with a broker. During the year ended November 30, 2023, there were no amounts due to broker.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended November 30, 2023, such reclassifications were as a result of capital gains/losses from redemptions in-kind.

Paid-in capital	$(76,834)
Distributable earnings	76,834

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund may purchase derivative instruments or engage in transactions in derivative transactions, including futures contracts. The Advisor tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Advisor which then drives the Adviser’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning its use of derivatives. The following are the derivatives held by the Fund on November 30, 2023:

Value of Liability Derivatives
Futures Contracts	$(4,156	)*

*Statement of Assets and Liabilities location: Unrealized depreciation of open futures contracts.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is interest rate risk for the Fund for the year ended November 30, 2023 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**

Long Futures Contracts	$(1,627)		$(4,156)
Short Futures Contracts	34,763		1,898
	$33,136	*	$(2,258	)**

*Statement of Operations location: Net realized gain (loss) on futures contracts.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

The following indicates the average monthly volume for the year ended November 30, 2023 is as follows:

Average monthly notional value of:
Derivative	Notional Value
Long Futures Contracts	$130,787
Short Futures Contracts	(485,954)

The futures contracts are exchange traded and do not require off-setting, therefore no additional disclosures regarding netting arrangements are required.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$225,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the subadvisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the daily net assets of the Fund until March 31, 2024, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

The Advisor retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.040% on assets from $250,000,000 to $500,000,000, and 0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.060% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s daily net assets.

Vident Asset Management (“VA”), an affiliate of the Sub-Advisor, was formed in 2016 and commenced operations and registered with the U.S. Securities and Exchange Commission as an investment advisor in 2019. Pursuant to a purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC (“VA Holdings”), a subsidiary of MM VAM, LLC acquired VA (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023 (the “Closing Date”). As of the Closing Date, Mr. Crawford controls VA through VA Holdings. Under the 1940 Act, the Transaction resulted in a change of control of the Sub-Advisor, which in turn resulted in the assignment and termination of the investment Sub-Advisory Agreement between the Trust, the Advisor and the Sub-Advisor (the “Former Sub-Advisory Agreement”). To avoid a lapse in sub-advisory services to the Fund, VA and the Trust entered into an Interim Sub-Advisory Agreement, pursuant to the requirements of Section 15(f) and Rule 15a-4 of the 1940 Act, prior to the Transaction.

Pursuant to the Interim Sub-Advisory Agreement, VA provided sub-advisory services to the Fund until shareholders approved the New Sub-Advisory Agreement. At a meeting held on October 6, 2023, the Fund’s shareholders voted to approve the New Sub-Advisory Agreement. Proxy materials were mailed to Fund shareholders that explained in detail the Transaction, the terms of the New Sub-Advisory Agreement, and provided information on how shareholders could vote their shares. At the meeting, Fund shareholders approved the New Sub-Advisory Agreement, and VA is the new sub-advisor.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the year ended November 30, 2023 were as follows:

Purchases	Sales
$1,055,420	$1,008,808

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended November 30, 2023 were as follows:

Purchases	Sales	Realized Gains (Losses)
$3,164,970	$3,140,901	$(67,920)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid were as follows:

	Year Ended November 30, 2023	Period Ended November 30, 2022
Distributions paid from:
Ordinary income	$25,778	$35,744

As of November 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$5,492
Accumulated net realized gain (loss) on investments	(160,851)
Net unrealized appreciation (depreciation) on investments and futures contracts	(23,400)
$(178,759)

As of November 30, 2023, the Fund had a capital loss carryforward of $160,851, of which $115,944 is considered short term and $44,907 is considered long term. These losses may be carried forward indefinitely.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,082,878	$ 4,359	$ (27,759)	$ (23,400)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the marked to market adjustment of open futures contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of at least 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended November 30, 2023	Period Ended November 30, 2022
Shares sold	150,000	225,000
Shares redeemed	(150,000)	(175,000)
Net increase (decrease)	—	50,000

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The Fund seeks to achieve its investment objective by investing in a combination of exchange-traded funds (“ETFs”) focusing on fixed-income investments (“Underlying Bond Funds”) and futures contracts on 10-year U.S. Treasury notes (“10-Year Treasury Futures”). The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Bond Funds.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Other Investment Company Securities Risk. When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). The Fund may be affected by losses of the Underlying Bond Funds and the level of risk arising from the investment practices of the Underlying Bond Funds (such as the use of derivative transactions by the Underlying Bond Funds). The ability of the Fund to meet its investment objective is affected by the ability of the Underlying Bond Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Bond Funds in which it invests. Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses.

Fixed-Income Securities Risk. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

prices. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

•Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

•Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

•Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•Prepayment Risk. Underlying Bond Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

•Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Bond Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Bond Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Derivatives Risk. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. If the Fund or Underlying Bond Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. In utilizing certain derivatives, a fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Bond Fund and the Fund.

Risk of Investing in Futures. The Fund will and the Underlying Bond Funds may invest in futures contracts. Futures contracts can be highly volatile and using futures can increase the volatility of a fund’s net asset value NAV and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the fund, and the potential loss from futures can exceed the fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the futures contract positions held by the Fund or an Underlying Bond Fund at any time. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund or an Underlying Bond Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the initial investment of the Fund or Underlying Bond Fund in such contracts. The use of derivatives by the Fund and Underlying Bond Funds may magnify losses for the Fund and the Underlying Bond Funds.

Mortgage-Related Securities Risk. The Underlying Bond Funds may buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

ETF Structure Risk. The Fund and the Underlying Bond Funds are structured as ETFs and as a result are each subject to special risks. These risks may be magnified because they apply to the Fund and each Underlying Bond Fund the Fund holds. Such risks include:

•Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

•National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies,

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements - continuedNovember 30, 2023

thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
December 27, 2023	December 26, 2023	Ordinary income	$17,299

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Kingsbarn Tactical Bond ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Kingsbarn Tactical Bond ETF (the “Fund”), a series of ETF Opportunities Trust, as of November 30, 2023, the related statement of operations for the year then ended and the statements of changes in net assets, the related notes, and the financial highlights for the year ended November 30, 2023 and for the period December 20, 2021 (commencement of operations) through November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended and changes in net assets and the financial highlights for the year ended November 30, 2023 and for the period December 20, 2021 (commencement of operations) through November 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Report of Independent Registered Public Accounting Firm - continued

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 26, 2024

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 844-745-5220.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since December 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	40	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	40	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	40

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (57) Vice President	Indefinite, Since December 2019	President, Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since December 2019	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (61) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus TM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022

Counsel, Practus TM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since July 2022	Manager, Fund Commonwealth Fund Services, Inc. August 2023 to present; Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters (55) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements

This annual report pertains only to the Kingsbarn Tactical Bond ETF; however, the disclosure below pertains to that fund and the Kingsbarn Dividend Opportunity ETF, a fund that commenced operations on November 1, 2023.

At a meeting held on September 26 – 27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn Capital Management, LLC (“Kingsbarn”) with respect to the Kingsbarn Tactical Bond ETF (“KDRN”) and the Kingsbarn Dividend Opportunity ETF (“DVDN” and together with KDRN, the “Kingsbarn Funds”). The Board discussed the arrangements between Kingsbarn and the Trust with respect to the Kingsbarn Funds, noting that Kingsbarn had engaged an investment sub-adviser, Vident Investment Advisory, LLC (“Vident”) with respect to certain trading activities in the Kingsbarn Funds. The Board reflected on its discussions with a representative from Kingsbarn earlier in the Meeting regarding the manner in which KDRN is managed (and in which DVDN will be managed) and the roles and responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Kingsbarn Advisory Agreement and the responses of Kingsbarn to a request for information from Trust Counsel on behalf of the Board. A copy

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Kingsbarn to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Kingsbarn, an expense comparison analysis for the Kingsbarn Funds and comparable mutual funds and ETFs, and the Kingsbarn Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Kingsbarn Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Kingsbarn; (ii) the investment performance of the KDRN and Kingsbarn; (iii) the costs of the services to be provided and profits to be realized by Kingsbarn from the relationship with the Kingsbarn Funds; (iv) the extent to which economies of scale would be realized if the Kingsbarn Funds grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Kingsbarn Advisory Agreement, including: (i) information regarding the services and support to be provided by Kingsbarn to the Kingsbarn Funds and their shareholders; (ii) presentations by management of Kingsbarn addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Kingsbarn Funds; (iii) information pertaining to the compliance structure of Kingsbarn; (iv) disclosure information contained in the Kingsbarn Funds’ registration statement and Kingsbarn’s Form ADV and/or the policies and procedures of Kingsbarn; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Kingsbarn Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Kingsbarn, including financial information, information on personnel and the services to be provided by Kingsbarn to the Kingsbarn Funds, the firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Kingsbarn Funds and comparative expense and performance information for other ETFs with strategies similar to the Kingsbarn

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds prepared by an independent third party; (iii) the anticipated effect of size on the Kingsbarn Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Kingsbarn from its relationship with the Kingsbarn Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Kingsbarn Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Kingsbarn Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Kingsbarn.

In this regard, the Board considered the responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement. The Board reviewed the services to be provided by Kingsbarn to the Kingsbarn Funds, including, without limitation, Kingsbarn’s process for formulating investment recommendations and the processes of Kingsbarn for assuring compliance with the Kingsbarn Funds’ investment objectives and limitations; the coordination of services by Kingsbarn for the Kingsbarn Funds among the service providers; and the anticipated efforts of Kingsbarn to promote the Kingsbarn Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Kingsbarn; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Kingsbarn in supervising Vident as a sub-adviser to the Kingsbarn Funds and the relationship between Kingsbarn and Vident. After reviewing the foregoing and further information from Kingsbarn, the Board concluded that the quality, extent, and nature of the services to be provided by Kingsbarn was satisfactory and adequate for the Kingsbarn Funds.

The investment performance of the KDRN Fund and Kingsbarn.

The Board reviewed KDRN’s performance. In considering KDRN’s investment performance, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of KDRN with the performance of its benchmark index, the Bloomberg US Aggregate Bond Index (“Bloomberg Aggregate”), the funds in its Morningstar category, the Nontraditional Bond category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that KDRN had outperformed the Bloomberg Aggregate, the Category median and the Peer Group median for the 1-year period ended July 31, 2023.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After a detailed discussion of KDRN’s performance, the Board concluded that, in light of all the facts and circumstances, KDRN’s performance was satisfactory.

The Board noted that DVDN had not yet commenced operations. The Trustees considered that Kingsbarn currently manages an unregistered fund with an investment strategy that is similar to the investment strategy that will be utilized for DVDN. The Board also considered the skillset and experience of the portfolio management team and other relevant information presented by Kingsbarn that could have an effect on how DVDN could perform, and they were satisfied with this presentation by Kingsbarn.

The costs of services to be provided and profits to be realized by Kingsbarn from the relationship with the Kingsbarn Funds.

In this regard, the Board considered the financial condition of Kingsbarn and the level of commitment to the Kingsbarn Funds by Kingsbarn. The Board also considered the expenses of the Kingsbarn Funds, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Kingsbarn. The Trustees took into consideration the comments made by Kingsbarn earlier in the Meeting on the appropriateness of the Categories and Peer Groups of the Kingsbarn Funds. The Trustees considered the unitary fee structure proposed by Kingsbarn and Kingsbarn’s contractual agreement to waive a portion of its advisory fee for KDRN such that the net advisory fee (after the waiver) will be reduced from 1.25% to 0.95% of KDRN’s average daily net assets through March 31, 2024. The Trustees noted that the Kingsbarn Funds’ gross and net expense ratio and gross and net advisory fee were each higher than the median of their respective Category and Peer Group. After further consideration, the Board concluded that the profitability and fees to be paid to Kingsbarn were within an acceptable range in light of the services to be rendered by Kingsbarn.

The extent to which economies of scale would be realized as the Kingsbarn Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Kingsbarn Funds’ investors.

The Trustees considered the advisory fee schedules of the Kingsbarn Funds, and noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Kingsbarn personnel assigned to the Kingsbarn Funds; the basis of decisions to buy or sell securities for the Kingsbarn Funds; the substance and administration of the Code of Ethics and other relevant policies of Kingsbarn. The Board noted that Kingsbarn and Vident had each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Kingsbarn ETFs. The Board also considered potential benefits for Kingsbarn in managing the Kingsbarn Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Kingsbarn relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Kingsbarn from managing the Kingsbarn Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Kingsbarn Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Kingsbarn Advisory Agreement.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

strategies remain appropriate for open-end funds; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SPECIAL SHAREHOLDER MEETING

On October 6, 2023, a special meeting of the shareholders of the Kingsbarn Tactical Bond ETF was held for the purpose of considering the approval of a new investment sub-advisory agreement between the Trust, on behalf of the Fund and Vident Asset Management. The investment sub-advisory agreement was approved by the shareholders of the Fund and the investment sub-advisory agreement became effective on October 6, 2023 based on the following results:

Total Outstanding Shares:	50,000
Total Shares Voted:	25,590
Voted For:	25,590
Voted Against:	—
Abstained:	—

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, June 1, 2023 and held for the six months ended November 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 6/1/22	Ending Account Value 11/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 11/30/23*
Kingsbarn Tactical Bond ETF	$1,000.00	$999.45	0.95%	$4.76
Hypothetical**	$1,000.00	$1,020.31	0.95%	$4.81

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Kingsbarn Capital Management, LLC
1645 Village Center Circle, Suite 200
Las Vegas, Nevada 89134

Investment Sub-Advisor:

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2023 and $14,500 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2023 and $3,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. .

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 6, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 6, 2024

* Print the name and title of each signing officer under his or her signature.